HIGHLAND FUNDS II

Highland Energy MLP Fund

(the “Fund”)

Class A	Class C	Class R	Class Y
HEFAX	HEFCX	HEFRX	HEFYX

Supplement dated April 30, 2015 to the Prospectus for the Fund, dated February 1, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On April 16, 2015, the Fund’s Board of Trustees (the “Board”) approved the termination of the Amended and Restated Investment Sub-Advisory Agreement, dated February 8, 2013, by and between Highland Capital Management Fund Advisors, L.P. (the “Adviser”) and Highland Capital Management, L.P., an affiliate of the Adviser (“HCM” or the “Sub-Adviser”), on behalf of the Fund (the “Agreement”) effective on April 30, 2015. Beginning on May 1, 2015, the Adviser will directly manage the assets of the Fund and the Fund will continue to be managed by the same portfolio managers, each of whom is also an employee of the Adviser. There will be no change to the amount of the investment advisory fee that the Fund pays the Adviser as a result of the termination of the Agreement. All references to HCM or the Sub-Adviser contained in the Prospectus, with respect to this Fund only, are hereby deleted.

The Board also authorized the elimination of the Fund’s non-fundamental investment policy limiting the Fund’s investments in warrants to 5% or less of the value of the Fund’s net assets. As a result, the following changes are effective as of April 30, 2015:

1.	The first paragraph under the section entitled “Principal Investment Strategies” on page 8 is hereby deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in master limited partnership (“MLP”) investments. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLPs investments, as defined below. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares and warrants, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities. Certain of the benefits Fund shareholders are expected to derive from the Fund’s MLP investments depend largely on the MLPs’ treatment as partnerships for U.S. federal income tax purposes. See “MLP Tax Risk” below for additional details.

2.	The fourth paragraph under the section entitled “Principal Investment Strategies” on page 8 is hereby deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily warrants, options and foreign currency transactions (e.g., foreign currency swaps, futures, and forwards), as tools in the management of portfolio assets. The Fund may also use such derivatives to hedge various investments for risk management and for speculative purposes.

3.	The risk entitled “Derivatives Risk” on page 11 is hereby deleted in its entirety and replaced with the following:

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, warrants, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.